Finance Lease Liabilities (Tables)	12 Months Ended
Sep. 30, 2025
Finance Lease Liabilities
Schedule of Finance Leases Liabilities

Supplemental balance sheet information related to finance lease was as follows:

	As of	As of	As of
	Sep 30, 2024	Sep 30, 2025	Sep 30, 2025
	HK$	HK$	US$
Current portion of finance lease liabilities	202,349	467,277	60,039
Non-current finance lease liabilities	504,770	1,245,823	160,072
	707,119	1,713,100	220,111

Schedule of Weighted Average Remaining Lease Terms and Discount Rates

The weighted average remaining lease terms and discount rates for all finance leases were as follows:

	As of	As of
	Sep 30, 2024	Sep 30, 2025
Weighted average discount rate
Hitachi Capital (Hong Kong) Limited	4.010%	-
OCBC Bank (Hong Kong) Limited	3.250%	5.75%

Schedule of Maturity of Finance Leases Liabilities

The following table presents maturity of finance lease liabilities as of September 30, 2025:

As of Sep 30
HK$
Remaining finance lease term:
FY2026	549,084
FY2027	549,084
FY2028	368,985
FY2029	308,952
FY2030	115,857
Total payment	1,891,962
Less: imputed interest	(178,862)
Balance per balance sheet	1,713,100